Cover	Mar. 29, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2024
Entity File Number	001-41988
Entity Registrant Name	IB ACQUISITION CORP.
Entity Central Index Key	0001998781
Entity Tax Identification Number	85-2946784
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 N Military Trail
Entity Address, Address Line Two	Suite 160-A
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(214)
Local Phone Number	687-0020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, $0.0001 par value, and one right
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.0001 par value, and one right
Trading Symbol	IBACU
Security Exchange Name	NASDAQ
Shares of common stock, par value $0.0001 per share
Title of 12(b) Security	Shares of common stock, par value $0.0001 per share
Trading Symbol	IBAC
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-twentieth of one share of common stock
Title of 12(b) Security	Rights, each entitling the holder to receive one-twentieth of one share of common stock
Trading Symbol	IBACR
Security Exchange Name	NASDAQ